Common and preferred units - Additional information (Details) - Series A Preferred Stock [Member]	6 Months Ended
Jun. 30, 2022 $ / shares
Common And Subordinated Units [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25.00
Preferred Stock, Redemption Price Per Share	$ 25.00
Preferred stock distribution rate, Percentage	8.75%
Partners Capital Distribution Amount Per Unit	$ 2.1875